Related Party Disclosures - Summary of Outstanding Balances of Transactions Related to Key Management Personnel (Details) - Key Management Personnel of Entity or Parent - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Transactions Between Related Parties [Line Items]
Outstanding balances	€ 1,236	€ 1,843
Consulting Service Provider
Disclosure Of Transactions Between Related Parties [Line Items]
Outstanding balances	7
TRON
Disclosure Of Transactions Between Related Parties [Line Items]
Outstanding balances	€ 1,229	€ 1,843